Changes in associates and joint ventures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments In Associates And Joint Ventures
Initial balances	R$ 7,557,566	R$ 7,386,840
Acquisitions	348,801	290,211
Write-offs/Sale	(218,797)	(177,602)
Share of profit of associates and joint ventures	1,355,926	421,504
Dividends/Interest on equity	(749,109)	(588,156)
Other	676,126	224,769
Balance on December 31	R$ 8,970,513	R$ 7,557,566